ACCRUED LIABILITIES - (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Accrued Insurance	$ 9,816	$ 10,649
Accrued Employee Related	7,381	4,496
Accrued Materials, Current	5,745	4,907
Accrual for Taxes Other than Income Taxes	4,632	4,251
Accrued Rent	1,904	1,933
Accrued Interest	547	664
Other Liabilities	6,405	4,333
Accrued Liabilities and Other Liabilities	$ 36,430	$ 31,233